Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Aug. 17, 2011
(PIMCO Inflation Response Multi-Asset Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.69%
Expense Reimbursement	(0.44%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%
(PIMCO Inflation Response Multi-Asset Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	2.44%
Expense Reimbursement	(0.44%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%
(PIMCO Inflation Response Multi-Asset Fund - Retail) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.94%
Expense Reimbursement	(0.44%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%
(PIMCO Inflation Response Multi-Asset Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.49%
Expense Reimbursement	(0.44%)	[4],[6],[7],[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
(PIMCO Inflation Response Multi-Asset Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.69%
Expense Reimbursement	(0.44%)	[4],[6],[7],[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%
(PIMCO Inflation Response Multi-Asset Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.24%
Expense Reimbursement	(0.44%)	[4],[6],[7],[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
(PIMCO Inflation Response Multi-Asset Fund - Institutional) | Class P
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Acquired Fund Fees and Expenses	0.33%
Total Annual Fund Operating Expenses	1.34%
Expense Reimbursement	(0.44%)	[4],[6],[7],[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII, Ltd. (the "Subsidiary") to the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive a portion of its advisory fee equal to 0.10% of average daily net assets.
[5]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[6]	PIMCO contractually agreed, through July 13, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[7]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VII, Ltd. (the "Subsidiary" ) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[8]	PIMCO has contractually agreed, through July 13, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.